Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of estimated useful life of property and equipment
Estimated useful life
Property	20 years
Leasehold improvement	5 years
Vehicles	5 years
Office equipment and furniture	3 years